Fair Value Measurements - Schedule of Earnout Share Liability (Details) - Earnout Shares [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Earnout Share Liability [Line Items]
Balance beginning
Expensed as transaction costs of business combination	53,721,000
Change in fair value	(29,197,000)
Balance ending	$ 24,524,000